SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details)	Jun. 30, 2025	Jun. 30, 2024
Weighted-average remaining lease term (years)
Operating Lease, Weighted Average Remaining Lease Term	14 years 5 months 15 days	17 years 6 months
Finance Lease, Weighted Average Remaining Lease Term	2 years 1 month 6 days	3 years 1 month 6 days
Weighted-average discount rate
Operating leases	5.74%	5.83%
Finance lease	548.00%	548.00%